PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	4,292	$4,282,726
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	7,039	6,305,245
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	10,718	9,494,006
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,416	907,253
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	14,130	13,650,881
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	795	529,903
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	4,383	4,144,884
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	04/15/24	1,039	1,017,484
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	5,625	5,297,160
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	9,199	8,871,883
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,404	1,108,999
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	3,572	2,938,684
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	75	60,069
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	8,985	8,560,062
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	37	29,594
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	1,904	1,567,691
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	2,536	2,092,883
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	146	133,355
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,328	1,335,773
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,315	1,376,913
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	1,062	1,109,826
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	3,400	3,485,983
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	3,270	3,749,543

Total Long-Term Investments (cost $92,059,700)				82,050,800

	Shares
Short-Term Investment 1.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $1,269,192)	1,269,192	1,269,192

TOTAL INVESTMENTS 100.1% (cost $93,328,892)		83,319,992
Liabilities in excess of other assets (0.1)%		(94,341)

Net Assets 100.0%		$83,225,651

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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